Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Pennsylvania (97.9%)
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	558
[1,2]	Abington Pennsylvania School District GO VRDO	2.610%	3/1/23	1,585	1,585
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/46	600	555
[3]	Aliquippa Municipal Water Authority Water & Sewer Water Revenue	4.000%	11/15/55	2,200	1,952
[4]	Allegheny County Airport Authority Port, Airport & Marina Revenue	4.000%	1/1/46	4,095	3,858
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	4,000	4,144
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,716
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	3/1/30	1,155	1,194
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,568
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	854
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,035
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	993
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,076
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	1,919
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	1,984
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,796
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.650%	3/1/23	46,675	46,675
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	26
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	1,500	1,649
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	3,000	3,202
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	3,200	3,511
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	5,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,822
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,538
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,522
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,000
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	7,250	7,032
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	5,000	4,807
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,172
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,440
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	20,080	18,336
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	20,015	20,285
[1]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,075	904
[1]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,499
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,299
[1]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,284
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	1,100	813
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	1,165	830
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,726
	Allegheny County PA GO	4.000%	11/1/34	915	948
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,259
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,255
	Allegheny County PA GO, Prere.	5.250%	12/1/23	1,000	1,016
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	831
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,126
[4]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,697
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,140
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,521
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	500	428
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	940
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	4,500	3,706
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,610
[3]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,533
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	3,000	3,137
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,615
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,713
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/50	2,100	1,918
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,224
[3]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	418
[4]	Allentown City School District GO	4.000%	2/15/24	550	552
[3]	Allentown City School District GO	5.000%	2/1/32	3,075	3,413
[3]	Allentown City School District GO	5.000%	6/1/32	1,465	1,536
[3]	Allentown City School District GO	4.000%	2/1/34	1,500	1,544
[3]	Allentown City School District GO	5.000%	2/1/34	1,300	1,441
[3]	Allentown City School District GO	4.000%	2/1/35	1,175	1,201
[3]	Allentown City School District GO	5.000%	6/1/35	2,000	2,094
[3]	Allentown City School District GO	4.000%	2/1/36	1,100	1,118
[3]	Allentown City School District GO	5.000%	6/1/36	1,500	1,569
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/33	1,100	1,153
	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	5.000%	5/1/42	7,875	7,733
[1]	Allentown Neighborhood Improvement Zone Development Authority Economic Development Revenue	6.000%	5/1/42	3,430	3,467
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,345
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,031
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,191
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,144
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,000	968
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,703
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (Sub City Center Project)	5.250%	5/1/42	2,210	2,142
[3]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,579
[4]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,922
[3]	Armstrong School District GO	5.000%	3/15/31	1,800	2,028
[3]	Armstrong School District GO	3.000%	3/15/34	5,605	5,255
	Avon Grove School District Chester County GO	4.000%	11/15/35	500	510
	Avon Grove School District Chester County GO	4.000%	11/15/36	750	758
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,088
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	996
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	685
	Avon Grove School District Chester County GO	4.000%	11/15/40	700	676
[3]	Beaver County PA GO	4.000%	4/15/30	450	466
[3]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	53
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	700	691
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	361
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,421
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	420	403
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	500	467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	748
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,316
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/48	1,500	1,366
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	4.000%	11/1/33	2,000	1,385
[3]	Bermudian Springs School District GO	4.000%	5/1/44	2,355	2,248
[3]	Berwick Area School District GO	4.000%	11/15/46	1,730	1,631
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,359
[4]	Blue Mountain School District GO	4.000%	8/1/23	345	346
[4]	Blue Mountain School District GO	4.000%	8/1/24	360	364
[4]	Blue Mountain School District GO	4.000%	8/1/25	385	392
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/23	125	125
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/24	140	142
[4]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	77
	Boyertown Area School District GO	5.000%	10/1/38	400	435
	Boyertown Area School District GO	5.000%	10/1/40	500	537
	Boyertown Area School District GO	5.000%	10/1/41	500	536
[3,5]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,463
[3,5]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,816
[3,5]	Bristol Township School District GO	4.125%	6/1/40	2,000	1,949
[3]	Bristol Township School District GO	4.000%	6/1/48	1,545	1,389
	Bristol Township School District GO, Prere.	5.250%	6/1/23	3,000	3,015
	Bucks County IDA College & University Revenue	5.000%	11/1/37	1,205	1,194
	Bucks County IDA College & University Revenue	5.000%	11/1/52	1,280	1,195
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,143
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	550	550
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	900	883
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/50	3,000	2,084
	Bucks County IDA Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	2,000	1,750
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	11,160	7,522
[4]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,540	10,873
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	769
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	5,255	3,819
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,406
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/36	380	431
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	501
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	554
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	938
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,783
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,860
[4]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,389
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	538
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	502
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	540	553
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,670	1,709
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,399
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	4,430	4,472
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,250	3,167
[4]	Cambria County PA GO	4.000%	8/1/34	750	773
[4]	Cambria County PA GO	4.000%	8/1/35	700	719
[4]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,168
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,147
	Capital Region Water Revenue	5.000%	7/15/35	500	548
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,078
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	543
	Capital Region Water Sewer Revenue	5.000%	7/15/33	1,370	1,487
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,083
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,939
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,831
	Central Bradford Progress Authority Health, Hospital Nursing Home Revenue	3.000%	12/1/44	1,500	1,131
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,351
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,025
	Central Dauphin School District GO	4.000%	5/15/35	2,325	2,362
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,005
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,526
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	1,919
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,357
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,843
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,357
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,000	1,855
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,535
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/47	4,000	3,593
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,000	8,878

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	2,500	2,572
	Chester County IDA Recreational Revenue	4.000%	12/1/46	12,085	10,972
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,492
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,087
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	5,000	5,385
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	1,645	1,469
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/29	2,000	2,051
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,000	3,070
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/45	2,000	2,016
[3]	Coatesville School District GO	0.000%	10/1/33	1,000	645
	Colonial School District GO	3.000%	2/15/39	350	305
	Colonial School District GO	3.000%	2/15/40	700	599
	Colonial School District GO	3.000%	2/15/41	700	595
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	250	255
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,000	1,020
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,000	1,129
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,976
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,145
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,256
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,555
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,353
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,100	5,483
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,509
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/33	10,025	10,741
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,242
[4,6]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	36,550	35,552
	Commonwealth of Pennsylvania COP	5.000%	7/1/34	475	518
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	916
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,078
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	939
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,068
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	4,000	4,013
	Commonwealth of Pennsylvania GO	5.000%	10/15/23	215	218
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	55	56
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	15	15
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	10,000	10,256
	Commonwealth of Pennsylvania GO	5.000%	7/15/25	10,000	10,446
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,486
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,387

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,554
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	5,000	5,338
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	562
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,702
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	3,000	3,265
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,579
	Commonwealth of Pennsylvania GO	4.000%	6/15/30	4,000	4,051
[4]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,830
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	12,000	12,260
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,484
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	6,000	6,202
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,148
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,741
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,702
[4]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	19,575	20,385
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	2,000	2,033
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,500	2,306
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	10,000	11,608
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,662
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/35	10,000	10,319
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	14,285
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	13,784
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,230
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	5,000	5,094
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	365	324
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	8,836
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	661
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,129
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,152
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	4,667
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,843
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,073
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	4,988
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,220
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,069
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,572
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,187
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,090
	Conestoga Valley School District GO	3.000%	2/1/38	850	740
[3]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,733
[4]	Conrad Weiser Area School District GO	4.000%	9/1/34	3,085	3,184
[4]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	650
	Council Rock School District GO	2.050%	11/15/33	1,085	906
	Council Rock School District GO	3.250%	11/15/39	5,010	4,312
	Council Rock School District GO	2.050%	8/15/42	3,000	1,935
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	782
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	834
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,478
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,953
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,365
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,010
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	5,000	4,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	6,839
[1,2]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.460%	3/2/23	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/31	750	777
	Cumberland Valley School District GO	5.000%	12/1/33	1,005	1,041
	Cumberland Valley School District GO	5.000%	12/1/34	1,125	1,164
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,035
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,304
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,561
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,810
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,227
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,090
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,060
[4]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	494
[4]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,278
	Delaware County Authority College & University Revenue	5.000%	10/1/33	500	538
	Delaware County Authority College & University Revenue	5.000%	10/1/34	1,220	1,309
	Delaware County Authority College & University Revenue	5.000%	10/1/35	800	854
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,256
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,463
	Delaware County Authority College & University Revenue	5.000%	8/1/40	2,500	2,565
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	7,025
	Delaware County Authority College & University Revenue	5.000%	10/1/46	5,095	5,302
	Delaware County IDA Industrial Revenue (United Parcel Services Project) VRDO	2.800%	3/1/23	6,500	6,500
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,537
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,182
[3]	Delaware County Vocational & Technical School Authority Lease (Appropriation) Revenue, Prere.	5.000%	11/1/23	1,250	1,265
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/32	3,070	3,339
[3]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,087
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	3,250	3,520
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	1,000	1,077
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,751

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,473
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	6,500	6,704
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,185
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	7,000	7,094
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,708
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	647
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	7,615	7,704
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,950
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,551
	Delaware River Port Authority Highway Revenue, Prere.	5.000%	1/1/24	3,500	3,551
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,334
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,120
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,306
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,223
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,020	14,539
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	4,040	3,239
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	795
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,058
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	524
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	496
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	773
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,075
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,405	6,389
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	7,850	6,699
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,127
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	825	859
	East Hempfield Township IDA Local or Guaranteed Housing Revenue, Prere.	5.000%	7/1/25	3,750	3,904
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,500	2,519
	East Norriton-Plymouth-Whitpain Joint Sewer Authority Sewer Revenue, Prere.	5.000%	8/1/23	2,100	2,116
[3]	East Pennsboro Area School District GO	4.000%	10/1/44	2,370	2,244
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/27	250	253
[3]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	253
[3]	Erie City Water Authority Water Revenue	4.000%	12/1/44	2,125	2,038
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	32
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	271
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,350
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,419
[4]	Erie School District GO	5.000%	4/1/27	150	160
[4]	Erie School District GO	3.000%	4/1/32	3,360	3,244
[4]	Erie Sewer Authority Lease Revenue	4.000%	12/1/41	3,500	3,430
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,145
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/43	1,100	905
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	2,300	1,847
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/53	4,050	3,170
[3]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,145
[3]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,817
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,486
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	1,000	1,069
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	13,125	12,342
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/41	5,000	5,045
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	10,000	10,176
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	7,030	6,281
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	28,460	25,022
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	15,000	15,217
	Gettysburg Area School District GO	4.000%	4/1/35	750	772
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,226
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,248
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/41	1,500	1,437
[4]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/48	3,500	3,161
	Hamburg Area School District GO	5.000%	4/1/23	335	335
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,866
	Haverford Township School District GO	3.000%	3/1/32	4,050	3,900
	Haverford Township School District GO	3.000%	3/1/33	4,165	4,068
	Haverford Township School District GO	3.000%	3/1/34	55	52
[4]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,385
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,265
[4]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,430
	Huntingdon County General Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/46	2,045	2,077
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,427
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,489
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,553

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,616
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,687
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	994
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,646
[3]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/54	2,000	1,834
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	874
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	592
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	4,505	4,082
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	1,500	1,351
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,004
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	21,980	22,515
	Lancaster County PA GO	4.000%	11/1/32	300	313
	Lancaster County PA GO	4.000%	11/1/33	375	390
	Lancaster County PA GO	4.000%	11/1/34	500	516
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,067
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	711
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	722
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,242
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	687
[2]	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Homes Project) VRDO	2.650%	3/1/23	1,000	1,000
	Lancaster County Solid Waste Management Authority Resource Recovery Revenue	5.000%	12/15/33	5,000	5,063
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,921
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,841
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	675	521
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,750	1,303
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	2,800	2,025
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.375%	5/1/23	1,250	1,254
	Lancaster IDA Health, Hospital, Nursing Home Revenue (Garden Spot Village Project), Prere.	5.750%	5/1/23	2,200	2,209
[3]	Lancaster PA GO	4.000%	11/1/33	2,545	2,647
[3]	Lancaster PA GO	4.000%	11/1/34	2,660	2,750
[3]	Lancaster PA GO	4.000%	11/1/35	2,355	2,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lancaster School District GO	4.000%	6/1/36	1,190	1,207
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	345
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	310
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	334
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	413
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	428
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	503
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	591
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	449
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,112
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,137
	Lehigh County Authority Water Revenue	0.000%	12/1/24	1,695	1,582
	Lehigh County Authority Water Revenue	5.125%	12/1/47	1,475	1,420
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	15	15
	Lehigh County Authority Water Revenue, Prere.	5.125%	12/1/23	1,700	1,725
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,150
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,159
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,070
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	7,200	7,388
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	29,175	26,387
	Lower Paxton Township PA GO, Prere.	5.000%	4/1/24	15	15
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	437
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,978
	Mechanicsburg Area School District GO	4.000%	3/1/32	1,580	1,646
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,564
	Methacton School District GO	4.000%	9/15/41	520	505
	Methacton School District GO	4.000%	9/15/42	565	549
	Methacton School District GO	4.000%	9/15/45	1,000	954
	Monroe County PA GO	4.000%	7/15/37	1,630	1,639
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,215	4,247
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	2,000	1,893
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,648
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,026
	Montgomery County Higher Education and Health Authority College & University Revenue	5.750%	4/1/40	3,000	3,030
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	4,000	4,073
	Montgomery County Higher Education and Health Authority College & University Revenue (AICUP Financing Program) PUT	4.000%	5/1/23	1,105	1,106
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,200	1,202
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,000	1,003
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,000	1,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,250	2,272
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/31	1,770	1,903
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	27
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,353
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,941
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,611
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	6,825	6,962
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,738
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	1,873
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	5	4
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	3,000	2,658
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	8,559
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	18,690	16,279
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,024
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	379
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,398
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,380
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	7,830	7,182
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	12,805	11,434
Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/51	4,455	4,462
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	84

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,260
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,502
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,212
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/38	2,500	2,476
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,237
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	575
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,465
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,730	5,506
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/48	6,500	6,114
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/23	225	225
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	300
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	250
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	351
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	302
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	202
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	101
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	212
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	225	227
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	101
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	226
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	370
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	563
Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	805

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	682
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	382
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/44	1,000	1,015
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	5.000%	12/1/49	1,000	1,011
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,795	3,929
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,177
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	3,300	3,417
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,649
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,801
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	849
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,639
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,502
[4]	Montour School District GO, Prere.	5.000%	10/1/25	3,185	3,344
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	925
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,938
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	6,000	5,673
[4]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,718
[4]	Mount Union PA Area School District GO	5.000%	9/1/33	1,655	1,794
[3]	New Kensington-Arnold School District GO	5.000%	5/15/23	2,025	2,031
[3]	New Kensington-Arnold School District GO	5.000%	5/15/24	2,125	2,157
	Norristown Area School District GO	4.000%	9/1/30	1,000	1,031
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,502
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,659
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,520
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,770
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	3.430%	3/2/23	2,000	2,000
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	3,975	4,177
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,103
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,999
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,058
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,652
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,013
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	981
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,487
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,143
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,285
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,184
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,788
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,068
[3]	Northeastern School District/York County GO	3.000%	3/1/33	375	356
[3]	Northeastern School District/York County GO	3.000%	3/1/34	300	281
[3]	Northeastern School District/York County GO	3.000%	3/1/35	250	228
[3]	Northeastern School District/York County GO	3.000%	3/1/38	850	734
[3]	Northeastern School District/York County GO	3.000%	3/1/41	800	652
[3]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,595
[3]	Northern Tioga School District GO	5.000%	4/1/31	700	764
[3]	Northern Tioga School District GO	4.000%	4/1/33	500	518
[3]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,980
[3]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,516
[3]	Penn Hills School District GO	3.000%	10/1/32	2,845	2,788
[3]	Penn Hills School District GO	3.000%	10/1/33	4,990	4,778
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,769
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	844
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	2,768
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.500%	1/1/31	3,000	3,047
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,304
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	2,652
[4]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.250%	1/1/44	6,500	6,560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,000	5,136
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	8,000	8,214
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,000	5,011
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,550	1,684

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	1,200	1,164
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/37	1,445	1,402
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,778
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,631
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/45	1,235	1,246
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,241
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	3,639
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,587
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	7,000	6,405
Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	3,750	3,349
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/28	3,800	3,518
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,760
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	4,041
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	2,125	2,205
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,312
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,937
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/31	295	330
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,330	3,399
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,675
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,310	2,358
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,591
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,126
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	3,016
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,246
Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,964
Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,269
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,412
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	5,015
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,270
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	963
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,981
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	10,000	9,661
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	12/1/44	2,000	1,940
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,091
[4]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,253
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/1/23	1,265	1,280
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	750	787
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	4,090
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	767
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	500	561
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,100	1,243
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,162
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	794
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,112
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,245	2,512
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,250	1,253
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,000	1,102
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,150	1,258
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	6,000	5,767
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	5,400	5,154
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	2,645	2,512
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,134
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,445
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	7,015	7,176
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	17,000	15,640
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,802
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	1,000	1,011
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.410%	3/1/23	100	100
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,358
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,415
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,726
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	946
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,561	7,374
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,576
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,819
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	4,340	4,148
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,506
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,359
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,510
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,311
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,254
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,582

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,396
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,934
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	8,772
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,658
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,475
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	5,000	3,387
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	10,005	6,695
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	4,948
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,187
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/49	3,705	3,654
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,962
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	4,787
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,125	3,032
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,040	1,008
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,337	3,168
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	7,690	7,990
Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	10,000	10,770
Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,304
Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,984
Pennsylvania State University College & University Revenue	5.000%	9/1/46	2,070	2,209
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,337
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,140
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,179
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,727
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,205	15,856
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,337
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,320
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	24,000	22,217
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,515
Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,000	1,795

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,060	7,446
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	7,090	7,457
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,672
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,350
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,000	2,058
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	500	546
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/33	2,560	2,709
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	545	572
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,110
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,313
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,000	2,055
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,305
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/34	4,410	4,659
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,173
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,895
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,662
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,302
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,214
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,066
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,260	1,317
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,324
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,562
Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,191
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,443
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,871
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,398
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,354
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	1,000	1,001
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,555	2,558
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,006

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	5,345	6,021
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	19,950	20,579
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	1,600	1,591
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,605	2,567
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,759
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	5,200	5,329
[3]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	7,220	3,091
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	210
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	2,255	2,175
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,197
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,388
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,624
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,086
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,390	17,093
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	2,640	2,687
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	5,515	5,805
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,286
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	12,500	12,977
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	6,000	6,206
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,500	2,443
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,490	6,741
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	17,879
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,044
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,464
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	4,993
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,427
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	4,525	4,108
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.300%	3/2/23	3,220	3,220
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	3.400%	3/2/23	4,600	4,600
[8]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	8,442
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	2.550%	3/1/23	26,900	26,900
[1,2,4]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	2.550%	3/1/23	16,200	16,200
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	2.550%	3/1/23	10,645	10,645
[1,2]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	3.450%	3/2/23	2,500	2,500
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,608
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,291
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,259
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/40	1,000	971
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/40	300	292
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/49	2,770	2,442
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	5/1/50	2,000	1,842
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,050	964
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/51	1,440	1,061
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/1/56	170	121
	Philadelphia Authority for Industrial Development Charter School Aid Revenue (Mast Charter School Project)	5.000%	8/1/50	1,425	1,401
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/31	2,000	2,168
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/32	2,000	2,166
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/36	4,750	4,824
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/37	1,400	1,337
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,975	1,862
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	12,000	10,526
	Philadelphia Authority for Industrial Development College & University Revenue	5.500%	11/1/60	14,410	15,413
	Philadelphia Authority for Industrial Development College & University Revenue (Saint Joseph University Project)	5.250%	11/1/52	3,000	3,169
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,028
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,888
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,186
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,817
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,432
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	8,950	9,051
[1,2]	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue TOB VRDO	2.610%	3/1/23	3,880	3,880
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/27	960	1,002
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,206
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,603
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,324
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,246
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,111
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,100
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,097
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,272
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,377
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,713
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,184
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,113
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	985	908
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	11,800	12,082
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,263
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,500	2,568
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,094
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	4,698
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	5,000	4,646
[4]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	4,614
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/42	1,000	901
[1]	Philadelphia IDA Charter School Aid Revenue	5.000%	4/15/52	1,500	1,298
	Philadelphia IDA Charter School Aid Revenue	5.250%	6/15/52	950	867
	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/57	950	860
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,022
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,532
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,389
	Philadelphia IDA Lease (Appropriation) Revenue	5.000%	12/1/28	3,885	4,047
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/30	1,345	1,438
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,924
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,495
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,381

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	800
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,430
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	3,965	3,972
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,464
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,839
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	1,961
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	3,885
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,165
[3]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,696
	Philadelphia PA GO	5.000%	8/1/26	4,125	4,371
	Philadelphia PA GO	5.000%	2/1/31	2,500	2,737
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,147
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,139
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,210
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,729
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,133
[4]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,425
	Philadelphia PA GO	5.000%	5/1/36	4,690	5,128
	Philadelphia PA GO	4.000%	5/1/37	4,435	4,448
	Philadelphia PA GO	4.000%	5/1/38	4,000	3,982
	Philadelphia PA GO	4.000%	5/1/39	1,000	984
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,902
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/32	6,440	6,594
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	7/1/34	6,000	6,079
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,157
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,735	3,074
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,295
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,069
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,520
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,773
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,539
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	2,966
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,203
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	13,970	15,374
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,081
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	8,896
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	9,020	9,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,042
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	10,000	10,369
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	8,000	8,322
[7]	Philadelphia Parking Authority Auto Parking Revenue	5.125%	2/15/24	190	190
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/27	2,000	2,073
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	4/15/28	3,000	3,105
[9]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,237
	Philadelphia School District GO	5.000%	9/1/28	5,000	5,269
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,764
	Philadelphia School District GO	5.000%	9/1/29	2,135	2,248
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,069
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,135
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,578
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,555
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,070
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,287
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,067
	Philadelphia School District GO	5.000%	9/1/37	3,825	4,064
	Philadelphia School District GO	4.000%	9/1/38	2,300	2,263
[4]	Philadelphia School District GO	4.000%	9/1/43	3,160	3,013
	Philadelphia School District GO	5.000%	9/1/44	10,165	10,717
	Pine-Richland School District GO	4.000%	3/1/35	250	259
	Pine-Richland School District GO	4.000%	3/1/36	1,245	1,275
	Pine-Richland School District GO	4.000%	3/1/37	750	756
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,077
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	538
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,073
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	532
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	531
[4]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/34	5,000	5,603
	Pittsburgh PA GO	3.000%	9/1/33	550	515
	Pittsburgh PA GO	4.000%	9/1/34	625	648
	Pittsburgh PA GO	5.000%	9/1/34	50	54
	Pittsburgh PA GO	4.000%	9/1/35	750	774
	Pittsburgh PA GO	5.000%	9/1/35	560	601
	Pittsburgh PA GO	4.000%	9/1/36	875	893
	Pittsburgh PA GO	4.000%	9/1/36	840	860
	Pittsburgh PA GO	5.000%	9/1/36	825	884
	Pittsburgh PA GO	5.000%	9/1/36	1,770	1,961
	Pittsburgh PA GO	4.000%	9/1/37	500	504
	Pittsburgh PA GO	4.000%	9/1/38	500	499
	Pittsburgh PA GO	4.000%	9/1/38	800	799
	Pittsburgh PA GO	4.000%	9/1/39	750	741
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,121
	Pittsburgh School District GO	4.000%	9/1/36	1,220	1,235
	Pittsburgh School District GO	4.000%	9/1/37	1,180	1,182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,740
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,255
[9]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	7,961
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/30	1,240	1,417
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/31	4,500	5,208
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,335
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	859
	Pittsburgh Water & Sewer Authority Water Revenue	5.250%	9/1/36	5,300	5,336
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,352
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	415
[4]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	244
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,483
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/50	2,500	2,387
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	1,958
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	1,705	1,526
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,407
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	8,000	8,123
	Quaker Valley PA School District GO	5.000%	10/1/34	400	456
	Quaker Valley PA School District GO	5.000%	10/1/35	350	395
	Radnor Township School District GO	4.000%	8/15/38	1,430	1,457
	Radnor Township School District GO	4.000%	8/15/39	1,400	1,417
	Radnor Township School District GO	4.000%	8/15/40	1,250	1,263
[4]	Reading School District GO	5.000%	3/1/38	1,750	1,829
[4]	Ridley School District GO	4.000%	11/15/34	1,000	1,036
[4]	Ridley School District GO	4.000%	11/15/35	1,250	1,283
[3]	Ridley School District GO	3.000%	11/15/37	2,950	2,593
[4]	Ridley School District GO	4.000%	11/15/37	800	803
[3]	Ridley School District GO	3.000%	11/15/38	2,000	1,723
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,491
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,038
	School District of Philadelphia GO	4.000%	9/1/39	5,260	5,111
	School District of Philadelphia GO	4.000%	9/1/40	2,630	2,530
	School District of Philadelphia GO	4.000%	9/1/41	4,830	4,523
	School District of Philadelphia GO	4.000%	9/1/46	12,325	11,170
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	11
[4]	Scott Township PA GO	3.000%	8/15/34	290	271
[4]	Scott Township PA GO	3.000%	8/15/38	300	259
[4]	Scott Township PA GO	3.000%	8/15/42	650	523
[4]	Scott Township PA GO	3.000%	8/15/46	600	453
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,709
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,372
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,637
	Scranton PA School District GO	4.000%	12/1/40	500	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,571
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/30	1,285	1,364
	Snyder County Higher Education Authority College & University Revenue	5.000%	1/1/31	1,250	1,327
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,335	1,381
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,222
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,294
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,695	1,755
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	320
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	416
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,541
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,132
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,057
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,156
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,201
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	2.630%	3/1/23	27,000	27,000
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	3/1/23	3,500	3,500
[2]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	3/1/23	4,000	4,000
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	2,500	2,553
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	1,130	1,154
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,463
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,503
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,353
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,537
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,774
[1,2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.450%	3/2/23	3,115	3,115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	3.450%	3/2/23	2,670	2,670
	State College PA Area School District GO	5.000%	5/15/36	375	412
	State College PA Area School District GO	5.000%	5/15/37	630	688
	State College PA Area School District GO	5.000%	5/15/38	350	381
	State College PA Area School District GO	5.000%	3/15/40	2,535	2,590
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	1,025	1,045
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	2,125	2,163
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,510	1,535
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/35	725	800
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/36	600	652
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/37	550	594
[3]	State Public School Building Authority College & University Revenue	5.000%	10/1/38	600	643
[3]	State Public School Building Authority College & University Revenue	4.000%	10/1/41	1,000	928
[3]	State Public School Building Authority College & University Revenue	4.000%	10/1/42	1,000	926
[3]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,027
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,095
	State Public School Building Authority College & University Revenue, Prere.	5.500%	5/1/23	6,165	6,189
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,545	3,812
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/24	2,000	2,038
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	3,043
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,122
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,187
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,866
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,380
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,195
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/30	3,020	3,151
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,192
[4]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,652
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	415	445
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	480	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	650	697
	Susquehanna Township School District GO	3.000%	5/15/33	1,500	1,468
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,695
	Township of Hampton PA GO	5.000%	1/1/35	150	169
	Township of Hampton PA GO	5.000%	1/1/36	150	168
	Township of Hampton PA GO	5.000%	1/1/37	175	194
	Township of Hampton PA GO	4.000%	1/1/42	1,000	959
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,370
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,497
[3]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,072
[3]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,052
[3]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,702
[4]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,289
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	2,973
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,000	859
	Upper Merion Area School District GO	3.000%	1/15/43	2,660	2,202
	Upper Merion Area School District GO, Prere.	5.000%	1/15/25	1,620	1,676
	Upper Merion Area School District GO, Prere.	5.000%	1/15/26	500	528
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	6,902
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,601
	Washington County Authority College & University Revenue VRDO	3.330%	3/2/23	10,500	10,500
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,446
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,112
	West Bradford Township PA GO	4.000%	12/15/40	745	747
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/48	2,750	2,441
[3]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,211
[3]	West Mifflin School District GO	3.000%	4/1/38	5,920	4,987
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	1,605	1,610
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,487
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,750	1,703
	West Shore PA School District GO	4.000%	11/15/34	640	659
	West Shore PA School District GO	4.000%	11/15/35	540	553
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,115
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,006
	West Shore PA School District GO	4.000%	11/15/38	500	499
	West Shore PA School District GO	4.000%	11/15/40	900	877
	West Shore PA School District GO	4.000%	11/15/45	1,000	932
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,229
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,334
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,439
	West View Municipal Authority Water Revenue	4.000%	11/15/38	1,625	1,632
	West York Area School District GO	5.000%	4/1/33	4,265	4,271
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,133
[3]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,177
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	2,775	2,827
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	6,830	6,228
[1]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,707
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,411
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,531
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/34	1,000	1,037
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	828
[3]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	2,009
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/49	2,250	2,019
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	2,445	2,158
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,439
[3]	William Penn School District GO	3.000%	11/15/34	2,595	2,425
[3]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,351
	Wyomissing Area School District GO	4.000%	2/1/38	800	801
	York County PA GO	4.000%	3/1/34	3,000	3,109
					3,429,238
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	213
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,200	1,067
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,020
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,291
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	670
					4,261
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,784	3,795
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	481	451
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,920	3,977
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,078	2,144
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,143	3,275
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	4,857	5,102
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,028	1,152
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,149	1,027
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	941
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	111
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,323
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	250	250
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	605	605
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	424	264
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	529	498
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,599	1,309
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,776	1,315
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,750	1,164
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,792	10,686

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,000	894
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,850	1,712
				41,995
Total Tax-Exempt Municipal Bonds (Cost $3,693,428)				3,475,494
Total Investments (99.2%) (Cost $3,693,428)				3,475,494
Other Assets and Liabilities—Net (0.8%)				26,727
Net Assets (100%)				3,502,221
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the aggregate value was $101,936,000, representing 2.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2023.
6	Securities with a value of $94,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Step bond.
9	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	98	19,965	3
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,475,494	—	3,475,494
Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.